Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of restricted assets [line items]
Notional amount	$ 37,438,244	$ 46,186,834
Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	0	630,222
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	52,044,160	21,824,166
For appraisals from repo transactions	0	70,024
For debit / credit cards transactions	7,732,900	8,985,815
For attachments	10,009	18,330
Liquid offsetting entry required to operate as CNV agent	162,086	168,301
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	1,100	2,143
Guarantees for the Regional Economies Competitiveness Program	86,801	252,851
For other transactions (includes guarantees linked to rental contracts)	40,505	47,043
Banco de Galicia y Buenos Aires S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	$ 0	$ 630,222